Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INVESTMENT TRUST
Entity Central Index Key	0000088064
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000096645
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Growth Fund
Class Name	Class A
Trading Symbol	SSDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Small Cap Growth Fund (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$140	1.26%

Gross expense ratio as of the latest prospectus: 1.27%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 22.34% (unadjusted for sales charges) for the period ended September 30, 2024. The Fund's broad-based index, the Russell 3000® Index, returned 35.19% for the same period, while the Fund's additional, more narrowly based index, the Russell 2000® Growth Index, returned 27.66%.

The Fund’s performance was helped by strong stock selection within the financials, industrials and materials sectors, while weak selection within consumer discretionary and healthcare weighed on return. The Fund’s strategic positioning designed to support long-term performance with relatively low exposure to unprofitable companies, high valuation stocks, and low-quality companies acted as a constraint on return for the period.

Leading individual contributors to the Fund’s performance included RadNet, Inc. (3.3%), a leading U.S. operator of freestanding diagnostic imaging centers. The stock performed well as the company has been adopting artificial intelligence technology for imaging and utilization of outpatient imaging centers continues to take share from higher cost hospital-based centers. Varonis Systems, Inc. (3.3%) is a leading software provider in the data management and protection market. Varonis adopted a subscription-based Software as a Service model in the fourth quarter of 2022 and has seen an acceleration of the sales cycle and new client growth ahead of expectations. Stride, Inc. (2.8%) is the leading U.S. provider of full-time online education programs. The company’s better-than-expected revenue growth has been driven by strong enrollment trends in both its K–12 and adult learning programs.

The most significant individual detractors from performance relative to the benchmark included an overweight to Fox Factory Holding Corp. (0.7%), a dominant market player in premium suspension products for mountain bikes, off-road trucks and powersports equipment. Results suffered as customers in the specialty sports group destocked inventory of mountain bikes and high vehicle costs weighed on truck customization activity. Super Micro Computer, Inc.* benefited in the period from elevated demand for server solutions and focused data centers along with higher efficiency requirements for chipsets. The Fund was underweight the stock based on valuation concerns. The stock gave back much of its gains late in the period as Super Micro delayed filing its annual report and the Department of Justice announced an investigation of the company. AMN Healthcare Services, Inc. (1.1%) is a leading provider of healthcare workforce solutions and staffing services. The company’s largest business segment, nursing staffing, experienced significant year-over-year declines and there is a lack of visibility into when demand will bottom.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2024.

* Not held at September 30, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Russell 3000® Index	Russell 2000® Growth Index
'14	$9,425	$10,000	$10,000
'14	$9,821	$10,275	$10,620
'14	$9,910	$10,524	$10,689
'14	$10,124	$10,524	$11,006
'15	$9,905	$10,231	$10,755
'15	$10,757	$10,824	$11,529
'15	$11,105	$10,713	$11,736
'15	$10,614	$10,762	$11,390
'15	$11,084	$10,911	$11,809
'15	$11,070	$10,728	$11,968
'15	$11,265	$10,908	$12,016
'15	$10,444	$10,249	$11,106
'15	$9,818	$9,951	$10,404
'15	$10,218	$10,736	$10,995
'15	$10,399	$10,796	$11,397
'15	$9,870	$10,574	$10,854
'16	$8,910	$9,978	$9,678
'16	$8,763	$9,975	$9,609
'16	$9,523	$10,677	$10,346
'16	$9,667	$10,743	$10,449
'16	$9,759	$10,935	$10,730
'16	$9,545	$10,958	$10,681
'16	$10,206	$11,393	$11,379
'16	$10,188	$11,422	$11,500
'16	$10,250	$11,440	$11,666
'16	$9,796	$11,192	$10,941
'16	$10,619	$11,693	$11,920
'16	$10,715	$11,921	$12,082
'17	$10,966	$12,145	$12,278
'17	$11,217	$12,597	$12,580
'17	$11,280	$12,606	$12,729
'17	$11,387	$12,739	$12,963
'17	$11,288	$12,870	$12,845
'17	$11,638	$12,986	$13,287
'17	$11,793	$13,231	$13,400
'17	$11,882	$13,256	$13,385
'17	$12,384	$13,580	$14,113
'17	$12,458	$13,876	$14,332
'17	$12,875	$14,297	$14,744
'17	$12,943	$14,440	$14,761
'18	$13,536	$15,201	$15,336
'18	$12,816	$14,641	$14,899
'18	$12,889	$14,347	$15,100
'18	$12,808	$14,402	$15,115
'18	$13,448	$14,808	$16,066
'18	$13,583	$14,905	$16,192
'18	$13,714	$15,400	$16,470
'18	$14,477	$15,940	$17,496
'18	$14,218	$15,967	$17,086
'18	$12,446	$14,791	$14,924
'18	$12,746	$15,087	$15,158
'18	$11,202	$13,683	$13,387
'19	$12,393	$14,858	$14,933
'19	$12,917	$15,380	$15,897
'19	$12,723	$15,605	$15,682
'19	$13,120	$16,228	$16,159
'19	$12,166	$15,178	$14,960
'19	$12,978	$16,244	$16,113
'19	$13,101	$16,485	$16,270
'19	$12,501	$16,149	$15,568
'19	$12,544	$16,433	$15,440
'19	$12,836	$16,786	$15,880
'19	$13,295	$17,424	$16,814
'19	$13,540	$17,928	$17,200
'20	$13,375	$17,908	$17,010
'20	$12,336	$16,442	$15,782
'20	$9,729	$14,181	$12,768
'20	$11,127	$16,059	$14,670
'20	$12,312	$16,918	$16,056
'20	$12,671	$17,304	$16,673
'20	$13,361	$18,287	$17,246
'20	$14,079	$19,612	$18,258
'20	$13,781	$18,898	$17,867
'20	$14,140	$18,490	$18,002
'20	$15,968	$20,739	$21,177
'20	$17,238	$21,672	$23,156
'21	$17,715	$21,576	$24,273
'21	$18,386	$22,250	$25,074
'21	$18,197	$23,048	$24,285
'21	$18,579	$24,236	$24,815
'21	$18,150	$24,346	$24,106
'21	$18,924	$24,947	$25,236
'21	$18,886	$25,369	$24,317
'21	$19,368	$26,092	$24,759
'21	$18,579	$24,921	$23,810
'21	$19,576	$26,607	$24,925
'21	$18,650	$26,202	$23,708
'21	$19,414	$27,234	$23,813
'22	$17,038	$25,631	$20,621
'22	$17,038	$24,986	$20,711
'22	$17,049	$25,796	$20,806
'22	$15,395	$23,481	$18,253
'22	$15,102	$23,450	$17,908
'22	$13,899	$21,488	$16,800
'22	$15,170	$23,504	$18,681
'22	$14,689	$22,627	$18,505
'22	$13,480	$20,528	$16,840
'22	$14,500	$22,212	$18,439
'22	$14,888	$23,371	$18,739
'22	$14,356	$22,003	$17,536
'23	$15,490	$23,518	$19,281
'23	$15,264	$22,969	$19,072
'23	$14,855	$23,583	$18,601
'23	$14,602	$23,834	$18,385
'23	$14,340	$23,927	$18,388
'23	$15,716	$25,561	$19,913
'23	$16,157	$26,477	$20,844
'23	$15,637	$25,966	$19,759
'23	$14,723	$24,729	$18,456
'23	$13,956	$24,073	$17,032
'23	$14,970	$26,318	$18,583
'23	$16,449	$27,714	$20,808
'24	$16,179	$28,021	$20,141
'24	$16,857	$29,538	$21,777
'24	$17,562	$30,491	$22,386
'24	$16,222	$29,149	$20,662
'24	$17,006	$30,526	$21,769
'24	$16,847	$31,471	$21,732
'24	$18,208	$32,056	$23,511
'24	$17,816	$32,754	$23,251
'24	$18,012	$33,432	$23,560

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	22.34%	7.50%	6.69%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	15.30%	6.24%	6.06%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2000® Growth Index	27.66%	8.82%	8.95%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 287,532,202
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 1,800,271
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	287,532,202
Number of Portfolio Holdings	101
Portfolio Turnover Rate (%)	4
Total Net Advisory Fees Paid ($)	1,800,271

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	96%
Cash Equivalents	4%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	22%
Health Care	21%
Industrials	20%
Consumer Discretionary	10%
Financials	8%
Consumer Staples	5%
Materials	4%
Energy	3%
Real Estate	3%
Utilities	0%

Ten Largest Equity Holdings

Holdings	28.9% of Net Assets
Builders FirstSource, Inc.	3.3%
RadNet, Inc.	3.3%
Varonis Systems, Inc.	3.3%
Casey's General Stores, Inc.	3.0%
Agilysys, Inc.	3.0%
Stride, Inc.	2.8%
The Brink's Co.	2.7%
Eagle Materials, Inc.	2.6%
Rush Enterprises, Inc.	2.5%
Maximus, Inc.	2.4%

Material Fund Change [Text Block]
C000096647
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Growth Fund
Class Name	Class C
Trading Symbol	SSDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Small Cap Growth Fund (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$223	2.01%

Gross expense ratio as of the latest prospectus: 2.16%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 21.42% (unadjusted for sales charges) for the period ended September 30, 2024. The Fund's broad-based index, the Russell 3000® Index, returned 35.19% for the same period, while the Fund's additional, more narrowly based index, the Russell 2000® Growth Index, returned 27.66%.

The Fund’s performance was helped by strong stock selection within the financials, industrials and materials sectors, while weak selection within consumer discretionary and healthcare weighed on return. The Fund’s strategic positioning designed to support long-term performance with relatively low exposure to unprofitable companies, high valuation stocks, and low-quality companies acted as a constraint on return for the period.

Leading individual contributors to the Fund’s performance included RadNet, Inc. (3.3%), a leading U.S. operator of freestanding diagnostic imaging centers. The stock performed well as the company has been adopting artificial intelligence technology for imaging and utilization of outpatient imaging centers continues to take share from higher cost hospital-based centers. Varonis Systems, Inc. (3.3%) is a leading software provider in the data management and protection market. Varonis adopted a subscription-based Software as a Service model in the fourth quarter of 2022 and has seen an acceleration of the sales cycle and new client growth ahead of expectations. Stride, Inc. (2.8%) is the leading U.S. provider of full-time online education programs. The company’s better-than-expected revenue growth has been driven by strong enrollment trends in both its K–12 and adult learning programs.

The most significant individual detractors from performance relative to the benchmark included an overweight to Fox Factory Holding Corp. (0.7%), a dominant market player in premium suspension products for mountain bikes, off-road trucks and powersports equipment. Results suffered as customers in the specialty sports group destocked inventory of mountain bikes and high vehicle costs weighed on truck customization activity. Super Micro Computer, Inc.* benefited in the period from elevated demand for server solutions and focused data centers along with higher efficiency requirements for chipsets. The Fund was underweight the stock based on valuation concerns. The stock gave back much of its gains late in the period as Super Micro delayed filing its annual report and the Department of Justice announced an investigation of the company. AMN Healthcare Services, Inc. (1.1%) is a leading provider of healthcare workforce solutions and staffing services. The company’s largest business segment, nursing staffing, experienced significant year-over-year declines and there is a lack of visibility into when demand will bottom.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2024.

* Not held at September 30, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Russell 3000® Index	Russell 2000® Growth Index
'14	$10,000	$10,000	$10,000
'14	$10,413	$10,275	$10,620
'14	$10,501	$10,524	$10,689
'14	$10,721	$10,524	$11,006
'15	$10,479	$10,231	$10,755
'15	$11,373	$10,824	$11,529
'15	$11,736	$10,713	$11,736
'15	$11,210	$10,762	$11,390
'15	$11,699	$10,911	$11,809
'15	$11,678	$10,728	$11,968
'15	$11,874	$10,908	$12,016
'15	$11,001	$10,249	$11,106
'15	$10,337	$9,951	$10,404
'15	$10,754	$10,736	$10,995
'15	$10,938	$10,796	$11,397
'15	$10,374	$10,574	$10,854
'16	$9,359	$9,978	$9,678
'16	$9,203	$9,975	$9,609
'16	$9,990	$10,677	$10,346
'16	$10,137	$10,743	$10,449
'16	$10,227	$10,935	$10,730
'16	$9,994	$10,958	$10,681
'16	$10,683	$11,393	$11,379
'16	$10,652	$11,422	$11,500
'16	$10,714	$11,440	$11,666
'16	$10,231	$11,192	$10,941
'16	$11,085	$11,693	$11,920
'16	$11,179	$11,921	$12,082
'17	$11,430	$12,145	$12,278
'17	$11,689	$12,597	$12,580
'17	$11,747	$12,606	$12,729
'17	$11,850	$12,739	$12,963
'17	$11,738	$12,870	$12,845
'17	$12,096	$12,986	$13,287
'17	$12,248	$13,231	$13,400
'17	$12,333	$13,256	$13,385
'17	$12,847	$13,580	$14,113
'17	$12,914	$13,876	$14,332
'17	$13,334	$14,297	$14,744
'17	$13,399	$14,440	$14,761
'18	$14,001	$15,201	$15,336
'18	$13,248	$14,641	$14,899
'18	$13,314	$14,347	$15,100
'18	$13,225	$14,402	$15,115
'18	$13,874	$14,808	$16,066
'18	$14,006	$14,905	$16,192
'18	$14,133	$15,400	$16,470
'18	$14,909	$15,940	$17,496
'18	$14,632	$15,967	$17,086
'18	$12,801	$14,791	$14,924
'18	$13,102	$15,087	$15,158
'18	$11,509	$13,683	$13,387
'19	$12,725	$14,858	$14,933
'19	$13,248	$15,380	$15,897
'19	$13,044	$15,605	$15,682
'19	$13,441	$16,228	$16,159
'19	$12,460	$15,178	$14,960
'19	$13,279	$16,244	$16,113
'19	$13,399	$16,485	$16,270
'19	$12,779	$16,149	$15,568
'19	$12,815	$16,433	$15,440
'19	$13,104	$16,786	$15,880
'19	$13,561	$17,424	$16,814
'19	$13,802	$17,928	$17,200
'20	$13,628	$17,908	$17,010
'20	$12,562	$16,442	$15,782
'20	$9,902	$14,181	$12,768
'20	$11,316	$16,059	$14,670
'20	$12,514	$16,918	$16,056
'20	$12,869	$17,304	$16,673
'20	$13,561	$18,287	$17,246
'20	$14,278	$19,612	$18,258
'20	$13,971	$18,898	$17,867
'20	$14,326	$18,490	$18,002
'20	$16,168	$20,739	$21,177
'20	$17,444	$21,672	$23,156
'21	$17,913	$21,576	$24,273
'21	$18,582	$22,250	$25,074
'21	$18,377	$23,048	$24,285
'21	$18,756	$24,236	$24,815
'21	$18,311	$24,346	$24,106
'21	$19,075	$24,947	$25,236
'21	$19,027	$25,369	$24,317
'21	$19,503	$26,092	$24,759
'21	$18,696	$24,921	$23,810
'21	$19,683	$26,607	$24,925
'21	$18,744	$26,202	$23,708
'21	$19,500	$27,234	$23,813
'22	$17,103	$25,631	$20,621
'22	$17,089	$24,986	$20,711
'22	$17,089	$25,796	$20,806
'22	$15,427	$23,481	$18,253
'22	$15,118	$23,450	$17,908
'22	$13,902	$21,488	$16,800
'22	$15,173	$23,504	$18,681
'22	$14,679	$22,627	$18,505
'22	$13,463	$20,528	$16,840
'22	$14,472	$22,212	$18,439
'22	$14,850	$23,371	$18,739
'22	$14,310	$22,003	$17,536
'23	$15,428	$23,518	$19,281
'23	$15,200	$22,969	$19,072
'23	$14,779	$23,583	$18,601
'23	$14,517	$23,834	$18,385
'23	$14,255	$23,927	$18,388
'23	$15,614	$25,561	$19,913
'23	$16,036	$26,477	$20,844
'23	$15,511	$25,966	$19,759
'23	$14,600	$24,729	$18,456
'23	$13,827	$24,073	$17,032
'23	$14,821	$26,318	$18,583
'23	$16,281	$27,714	$20,808
'24	$15,995	$28,021	$20,141
'24	$16,658	$29,538	$21,777
'24	$17,343	$30,491	$22,386
'24	$16,009	$29,149	$20,662
'24	$16,770	$30,526	$21,769
'24	$16,603	$31,471	$21,732
'24	$17,936	$32,056	$23,511
'24	$17,545	$32,754	$23,251
'24	$17,727	$33,432	$23,560

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	21.42%	6.70%	5.89%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	20.42%	6.70%	5.89%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2000® Growth Index	27.66%	8.82%	8.95%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 287,532,202
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 1,800,271
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	287,532,202
Number of Portfolio Holdings	101
Portfolio Turnover Rate (%)	4
Total Net Advisory Fees Paid ($)	1,800,271

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	96%
Cash Equivalents	4%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	22%
Health Care	21%
Industrials	20%
Consumer Discretionary	10%
Financials	8%
Consumer Staples	5%
Materials	4%
Energy	3%
Real Estate	3%
Utilities	0%

Ten Largest Equity Holdings

Holdings	28.9% of Net Assets
Builders FirstSource, Inc.	3.3%
RadNet, Inc.	3.3%
Varonis Systems, Inc.	3.3%
Casey's General Stores, Inc.	3.0%
Agilysys, Inc.	3.0%
Stride, Inc.	2.8%
The Brink's Co.	2.7%
Eagle Materials, Inc.	2.6%
Rush Enterprises, Inc.	2.5%
Maximus, Inc.	2.4%

Material Fund Change [Text Block]
C000148204
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	SSDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Small Cap Growth Fund (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$99	0.89%

Gross expense ratio as of the latest prospectus: 0.90%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 22.77% for the period ended September 30, 2024. The Fund's broad-based index, the Russell 3000® Index, returned 35.19% for the same period, while the Fund's additional, more narrowly based index, the Russell 2000® Growth Index, returned 27.66%.

The Fund’s performance was helped by strong stock selection within the financials, industrials and materials sectors, while weak selection within consumer discretionary and healthcare weighed on return. The Fund’s strategic positioning designed to support long-term performance with relatively low exposure to unprofitable companies, high valuation stocks, and low-quality companies acted as a constraint on return for the period.

Leading individual contributors to the Fund’s performance included RadNet, Inc. (3.3%), a leading U.S. operator of freestanding diagnostic imaging centers. The stock performed well as the company has been adopting artificial intelligence technology for imaging and utilization of outpatient imaging centers continues to take share from higher cost hospital-based centers. Varonis Systems, Inc. (3.3%) is a leading software provider in the data management and protection market. Varonis adopted a subscription-based Software as a Service model in the fourth quarter of 2022 and has seen an acceleration of the sales cycle and new client growth ahead of expectations. Stride, Inc. (2.8%) is the leading U.S. provider of full-time online education programs. The company’s better-than-expected revenue growth has been driven by strong enrollment trends in both its K–12 and adult learning programs.

The most significant individual detractors from performance relative to the benchmark included an overweight to Fox Factory Holding Corp. (0.7%), a dominant market player in premium suspension products for mountain bikes, off-road trucks and powersports equipment. Results suffered as customers in the specialty sports group destocked inventory of mountain bikes and high vehicle costs weighed on truck customization activity. Super Micro Computer, Inc.* benefited in the period from elevated demand for server solutions and focused data centers along with higher efficiency requirements for chipsets. The Fund was underweight the stock based on valuation concerns. The stock gave back much of its gains late in the period as Super Micro delayed filing its annual report and the Department of Justice announced an investigation of the company. AMN Healthcare Services, Inc. (1.1%) is a leading provider of healthcare workforce solutions and staffing services. The company’s largest business segment, nursing staffing, experienced significant year-over-year declines and there is a lack of visibility into when demand will bottom.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2024.

* Not held at September 30, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 2000® Growth Index
'14	$10,000	$10,000	$10,000
'14	$10,423	$10,275	$10,620
'14	$10,525	$10,524	$10,689
'14	$10,755	$10,524	$11,006
'15	$10,526	$10,231	$10,755
'15	$11,430	$10,824	$11,529
'15	$11,803	$10,713	$11,736
'15	$11,282	$10,762	$11,390
'15	$11,784	$10,911	$11,809
'15	$11,769	$10,728	$11,968
'15	$11,976	$10,908	$12,016
'15	$11,102	$10,249	$11,106
'15	$10,437	$9,951	$10,404
'15	$10,862	$10,736	$10,995
'15	$11,061	$10,796	$11,397
'15	$10,497	$10,574	$10,854
'16	$9,479	$9,978	$9,678
'16	$9,330	$9,975	$9,609
'16	$10,141	$10,677	$10,346
'16	$10,297	$10,743	$10,449
'16	$10,403	$10,935	$10,730
'16	$10,172	$10,958	$10,681
'16	$10,880	$11,393	$11,379
'16	$10,861	$11,422	$11,500
'16	$10,935	$11,440	$11,666
'16	$10,450	$11,192	$10,941
'16	$11,330	$11,693	$11,920
'16	$11,436	$11,921	$12,082
'17	$11,702	$12,145	$12,278
'17	$11,976	$12,597	$12,580
'17	$12,047	$12,606	$12,729
'17	$12,164	$12,739	$12,963
'17	$12,058	$12,870	$12,845
'17	$12,434	$12,986	$13,287
'17	$12,602	$13,231	$13,400
'17	$12,700	$13,256	$13,385
'17	$13,240	$13,580	$14,113
'17	$13,322	$13,876	$14,332
'17	$13,769	$14,297	$14,744
'17	$13,845	$14,440	$14,761
'18	$14,482	$15,201	$15,336
'18	$13,714	$14,641	$14,899
'18	$13,796	$14,347	$15,100
'18	$13,714	$14,402	$15,115
'18	$14,400	$14,808	$16,066
'18	$14,547	$14,905	$16,192
'18	$14,694	$15,400	$16,470
'18	$15,520	$15,940	$17,496
'18	$15,246	$15,967	$17,086
'18	$13,350	$14,791	$14,924
'18	$13,677	$15,087	$15,158
'18	$12,021	$13,683	$13,387
'19	$13,304	$14,858	$14,933
'19	$13,863	$15,380	$15,897
'19	$13,663	$15,605	$15,682
'19	$14,092	$16,228	$16,159
'19	$13,074	$15,178	$14,960
'19	$13,948	$16,244	$16,113
'19	$14,082	$16,485	$16,270
'19	$13,443	$16,149	$15,568
'19	$13,493	$16,433	$15,440
'19	$13,808	$16,786	$15,880
'19	$14,307	$17,424	$16,814
'19	$14,572	$17,928	$17,200
'20	$14,402	$17,908	$17,010
'20	$13,289	$16,442	$15,782
'20	$10,483	$14,181	$12,768
'20	$11,991	$16,059	$14,670
'20	$13,269	$16,918	$16,056
'20	$13,663	$17,304	$16,673
'20	$14,407	$18,287	$17,246
'20	$15,186	$19,612	$18,258
'20	$14,871	$18,898	$17,867
'20	$15,260	$18,490	$18,002
'20	$17,237	$20,739	$21,177
'20	$18,615	$21,672	$23,156
'21	$19,139	$21,576	$24,273
'21	$19,868	$22,250	$25,074
'21	$19,668	$23,048	$24,285
'21	$20,088	$24,236	$24,815
'21	$19,628	$24,346	$24,106
'21	$20,467	$24,947	$25,236
'21	$20,437	$25,369	$24,317
'21	$20,961	$26,092	$24,759
'21	$20,113	$24,921	$23,810
'21	$21,201	$26,607	$24,925
'21	$20,202	$26,202	$23,708
'21	$21,035	$27,234	$23,813
'22	$18,470	$25,631	$20,621
'22	$18,475	$24,986	$20,711
'22	$18,486	$25,796	$20,806
'22	$16,699	$23,481	$18,253
'22	$16,384	$23,450	$17,908
'22	$15,082	$21,488	$16,800
'22	$16,467	$23,504	$18,681
'22	$15,954	$22,627	$18,505
'22	$14,647	$20,528	$16,840
'22	$15,761	$22,212	$18,439
'22	$16,180	$23,371	$18,739
'22	$15,608	$22,003	$17,536
'23	$16,843	$23,518	$19,281
'23	$16,610	$22,969	$19,072
'23	$16,168	$23,583	$18,601
'23	$15,896	$23,834	$18,385
'23	$15,619	$23,927	$18,388
'23	$17,120	$25,561	$19,913
'23	$17,607	$26,477	$20,844
'23	$17,042	$25,966	$19,759
'23	$16,057	$24,729	$18,456
'23	$15,215	$24,073	$17,032
'23	$16,334	$26,318	$18,583
'23	$17,954	$27,714	$20,808
'24	$17,658	$28,021	$20,141
'24	$18,406	$29,538	$21,777
'24	$19,182	$30,491	$22,386
'24	$17,725	$29,149	$20,662
'24	$18,585	$30,526	$21,769
'24	$18,417	$31,471	$21,732
'24	$19,913	$32,056	$23,511
'24	$19,495	$32,754	$23,251
'24	$19,712	$33,432	$23,560

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class R6 No Sales Charge	22.77%	7.88%	7.02%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2000® Growth Index	27.66%	8.82%	8.95%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 287,532,202
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 1,800,271
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	287,532,202
Number of Portfolio Holdings	101
Portfolio Turnover Rate (%)	4
Total Net Advisory Fees Paid ($)	1,800,271

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	96%
Cash Equivalents	4%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	22%
Health Care	21%
Industrials	20%
Consumer Discretionary	10%
Financials	8%
Consumer Staples	5%
Materials	4%
Energy	3%
Real Estate	3%
Utilities	0%

Ten Largest Equity Holdings

Holdings	28.9% of Net Assets
Builders FirstSource, Inc.	3.3%
RadNet, Inc.	3.3%
Varonis Systems, Inc.	3.3%
Casey's General Stores, Inc.	3.0%
Agilysys, Inc.	3.0%
Stride, Inc.	2.8%
The Brink's Co.	2.7%
Eagle Materials, Inc.	2.6%
Rush Enterprises, Inc.	2.5%
Maximus, Inc.	2.4%

Material Fund Change [Text Block]
C000096648
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Growth Fund
Class Name	Class S
Trading Symbol	SSDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Small Cap Growth Fund (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$111	1.00%

Gross expense ratio as of the latest prospectus: 1.01%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 22.64% for the period ended September 30, 2024. The Fund's broad-based index, the Russell 3000® Index, returned 35.19% for the same period, while the Fund's additional, more narrowly based index, the Russell 2000® Growth Index, returned 27.66%.

The Fund’s performance was helped by strong stock selection within the financials, industrials and materials sectors, while weak selection within consumer discretionary and healthcare weighed on return. The Fund’s strategic positioning designed to support long-term performance with relatively low exposure to unprofitable companies, high valuation stocks, and low-quality companies acted as a constraint on return for the period.

Leading individual contributors to the Fund’s performance included RadNet, Inc. (3.3%), a leading U.S. operator of freestanding diagnostic imaging centers. The stock performed well as the company has been adopting artificial intelligence technology for imaging and utilization of outpatient imaging centers continues to take share from higher cost hospital-based centers. Varonis Systems, Inc. (3.3%) is a leading software provider in the data management and protection market. Varonis adopted a subscription-based Software as a Service model in the fourth quarter of 2022 and has seen an acceleration of the sales cycle and new client growth ahead of expectations. Stride, Inc. (2.8%) is the leading U.S. provider of full-time online education programs. The company’s better-than-expected revenue growth has been driven by strong enrollment trends in both its K–12 and adult learning programs.

The most significant individual detractors from performance relative to the benchmark included an overweight to Fox Factory Holding Corp. (0.7%), a dominant market player in premium suspension products for mountain bikes, off-road trucks and powersports equipment. Results suffered as customers in the specialty sports group destocked inventory of mountain bikes and high vehicle costs weighed on truck customization activity. Super Micro Computer, Inc.* benefited in the period from elevated demand for server solutions and focused data centers along with higher efficiency requirements for chipsets. The Fund was underweight the stock based on valuation concerns. The stock gave back much of its gains late in the period as Super Micro delayed filing its annual report and the Department of Justice announced an investigation of the company. AMN Healthcare Services, Inc. (1.1%) is a leading provider of healthcare workforce solutions and staffing services. The company’s largest business segment, nursing staffing, experienced significant year-over-year declines and there is a lack of visibility into when demand will bottom.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2024.

* Not held at September 30, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell 2000® Growth Index
'14	$10,000	$10,000	$10,000
'14	$10,421	$10,275	$10,620
'14	$10,520	$10,524	$10,689
'14	$10,747	$10,524	$11,006
'15	$10,518	$10,231	$10,755
'15	$11,423	$10,824	$11,529
'15	$11,798	$10,713	$11,736
'15	$11,279	$10,762	$11,390
'15	$11,780	$10,911	$11,809
'15	$11,769	$10,728	$11,968
'15	$11,977	$10,908	$12,016
'15	$11,108	$10,249	$11,106
'15	$10,443	$9,951	$10,404
'15	$10,868	$10,736	$10,995
'15	$11,065	$10,796	$11,397
'15	$10,504	$10,574	$10,854
'16	$9,485	$9,978	$9,678
'16	$9,330	$9,975	$9,609
'16	$10,144	$10,677	$10,346
'16	$10,299	$10,743	$10,449
'16	$10,401	$10,935	$10,730
'16	$10,170	$10,958	$10,681
'16	$10,879	$11,393	$11,379
'16	$10,860	$11,422	$11,500
'16	$10,932	$11,440	$11,666
'16	$10,447	$11,192	$10,941
'16	$11,329	$11,693	$11,920
'16	$11,435	$11,921	$12,082
'17	$11,700	$12,145	$12,278
'17	$11,973	$12,597	$12,580
'17	$12,045	$12,606	$12,729
'17	$12,162	$12,739	$12,963
'17	$12,056	$12,870	$12,845
'17	$12,431	$12,986	$13,287
'17	$12,601	$13,231	$13,400
'17	$12,700	$13,256	$13,385
'17	$13,238	$13,580	$14,113
'17	$13,321	$13,876	$14,332
'17	$13,764	$14,297	$14,744
'17	$13,841	$14,440	$14,761
'18	$14,477	$15,201	$15,336
'18	$13,711	$14,641	$14,899
'18	$13,790	$14,347	$15,100
'18	$13,707	$14,402	$15,115
'18	$14,398	$14,808	$16,066
'18	$14,544	$14,905	$16,192
'18	$14,686	$15,400	$16,470
'18	$15,511	$15,940	$17,496
'18	$15,234	$15,967	$17,086
'18	$13,340	$14,791	$14,924
'18	$13,664	$15,087	$15,158
'18	$12,013	$13,683	$13,387
'19	$13,291	$14,858	$14,933
'19	$13,851	$15,380	$15,897
'19	$13,645	$15,605	$15,682
'19	$14,076	$16,228	$16,159
'19	$13,056	$15,178	$14,960
'19	$13,933	$16,244	$16,113
'19	$14,067	$16,485	$16,270
'19	$13,425	$16,149	$15,568
'19	$13,473	$16,433	$15,440
'19	$13,789	$16,786	$15,880
'19	$14,287	$17,424	$16,814
'19	$14,550	$17,928	$17,200
'20	$14,383	$17,908	$17,010
'20	$13,267	$16,442	$15,782
'20	$10,466	$14,181	$12,768
'20	$11,970	$16,059	$14,670
'20	$13,248	$16,918	$16,056
'20	$13,640	$17,304	$16,673
'20	$14,383	$18,287	$17,246
'20	$15,158	$19,612	$18,258
'20	$14,837	$18,898	$17,867
'20	$15,230	$18,490	$18,002
'20	$17,203	$20,739	$21,177
'20	$18,577	$21,672	$23,156
'21	$19,094	$21,576	$24,273
'21	$19,822	$22,250	$25,074
'21	$19,620	$23,048	$24,285
'21	$20,037	$24,236	$24,815
'21	$19,582	$24,346	$24,106
'21	$20,415	$24,947	$25,236
'21	$20,382	$25,369	$24,317
'21	$20,908	$26,092	$24,759
'21	$20,061	$24,921	$23,810
'21	$21,143	$26,607	$24,925
'21	$20,147	$26,202	$23,708
'21	$20,974	$27,234	$23,813
'22	$18,413	$25,631	$20,621
'22	$18,418	$24,986	$20,711
'22	$18,434	$25,796	$20,806
'22	$16,648	$23,481	$18,253
'22	$16,332	$23,450	$17,908
'22	$15,035	$21,488	$16,800
'22	$16,416	$23,504	$18,681
'22	$15,894	$22,627	$18,505
'22	$14,592	$20,528	$16,840
'22	$15,704	$22,212	$18,439
'22	$16,121	$23,371	$18,739
'22	$15,548	$22,003	$17,536
'23	$16,780	$23,518	$19,281
'23	$16,542	$22,969	$19,072
'23	$16,103	$23,583	$18,601
'23	$15,828	$23,834	$18,385
'23	$15,553	$23,927	$18,388
'23	$17,045	$25,561	$19,913
'23	$17,526	$26,477	$20,844
'23	$16,965	$25,966	$19,759
'23	$15,982	$24,729	$18,456
'23	$15,146	$24,073	$17,032
'23	$16,257	$26,318	$18,583
'23	$17,862	$27,714	$20,808
'24	$17,569	$28,021	$20,141
'24	$18,315	$29,538	$21,777
'24	$19,083	$30,491	$22,386
'24	$17,633	$29,149	$20,662
'24	$18,486	$30,526	$21,769
'24	$18,315	$31,471	$21,732
'24	$19,803	$32,056	$23,511
'24	$19,382	$32,754	$23,251
'24	$19,600	$33,432	$23,560

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	22.64%	7.79%	6.96%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2000® Growth Index	27.66%	8.82%	8.95%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 287,532,202
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 1,800,271
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	287,532,202
Number of Portfolio Holdings	101
Portfolio Turnover Rate (%)	4
Total Net Advisory Fees Paid ($)	1,800,271

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	96%
Cash Equivalents	4%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	22%
Health Care	21%
Industrials	20%
Consumer Discretionary	10%
Financials	8%
Consumer Staples	5%
Materials	4%
Energy	3%
Real Estate	3%
Utilities	0%

Ten Largest Equity Holdings

Holdings	28.9% of Net Assets
Builders FirstSource, Inc.	3.3%
RadNet, Inc.	3.3%
Varonis Systems, Inc.	3.3%
Casey's General Stores, Inc.	3.0%
Agilysys, Inc.	3.0%
Stride, Inc.	2.8%
The Brink's Co.	2.7%
Eagle Materials, Inc.	2.6%
Rush Enterprises, Inc.	2.5%
Maximus, Inc.	2.4%

Material Fund Change [Text Block]
C000096644
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	SSDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Small Cap Growth Fund (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$109	0.98%

Gross expense ratio as of the latest prospectus: 0.97%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 22.67% for the period ended September 30, 2024. The Fund's broad-based index, the Russell 3000® Index, returned 35.19% for the same period, while the Fund's additional, more narrowly based index, the Russell 2000® Growth Index, returned 27.66%.

The Fund’s performance was helped by strong stock selection within the financials, industrials and materials sectors, while weak selection within consumer discretionary and healthcare weighed on return. The Fund’s strategic positioning designed to support long-term performance with relatively low exposure to unprofitable companies, high valuation stocks, and low-quality companies acted as a constraint on return for the period.

Leading individual contributors to the Fund’s performance included RadNet, Inc. (3.3%), a leading U.S. operator of freestanding diagnostic imaging centers. The stock performed well as the company has been adopting artificial intelligence technology for imaging and utilization of outpatient imaging centers continues to take share from higher cost hospital-based centers. Varonis Systems, Inc. (3.3%) is a leading software provider in the data management and protection market. Varonis adopted a subscription-based Software as a Service model in the fourth quarter of 2022 and has seen an acceleration of the sales cycle and new client growth ahead of expectations. Stride, Inc. (2.8%) is the leading U.S. provider of full-time online education programs. The company’s better-than-expected revenue growth has been driven by strong enrollment trends in both its K–12 and adult learning programs.

The most significant individual detractors from performance relative to the benchmark included an overweight to Fox Factory Holding Corp. (0.7%), a dominant market player in premium suspension products for mountain bikes, off-road trucks and powersports equipment. Results suffered as customers in the specialty sports group destocked inventory of mountain bikes and high vehicle costs weighed on truck customization activity. Super Micro Computer, Inc.* benefited in the period from elevated demand for server solutions and focused data centers along with higher efficiency requirements for chipsets. The Fund was underweight the stock based on valuation concerns. The stock gave back much of its gains late in the period as Super Micro delayed filing its annual report and the Department of Justice announced an investigation of the company. AMN Healthcare Services, Inc. (1.1%) is a leading provider of healthcare workforce solutions and staffing services. The company’s largest business segment, nursing staffing, experienced significant year-over-year declines and there is a lack of visibility into when demand will bottom.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2024.

* Not held at September 30, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000® Index	Russell 2000® Growth Index
'14	$1,000,000	$1,000,000	$1,000,000
'14	$1,042,338	$1,027,513	$1,062,033
'14	$1,052,449	$1,052,414	$1,068,885
'14	$1,075,272	$1,052,402	$1,100,587
'15	$1,052,266	$1,023,112	$1,075,460
'15	$1,142,875	$1,082,351	$1,152,856
'15	$1,180,392	$1,071,348	$1,173,553
'15	$1,128,363	$1,076,194	$1,139,030
'15	$1,178,623	$1,091,079	$1,180,879
'15	$1,177,561	$1,072,825	$1,196,753
'15	$1,198,443	$1,090,768	$1,201,639
'15	$1,111,374	$1,024,919	$1,110,578
'15	$1,045,187	$995,053	$1,040,438
'15	$1,088,014	$1,073,648	$1,099,455
'15	$1,107,481	$1,079,600	$1,139,745
'15	$1,051,222	$1,057,441	$1,085,381
'16	$949,358	$997,775	$967,781
'16	$934,004	$997,454	$960,940
'16	$1,015,270	$1,067,681	$1,034,554
'16	$1,030,999	$1,074,298	$1,044,870
'16	$1,041,111	$1,093,518	$1,073,020
'16	$1,018,266	$1,095,767	$1,068,084
'16	$1,089,421	$1,139,255	$1,137,924
'16	$1,087,549	$1,142,161	$1,150,020
'16	$1,094,664	$1,143,956	$1,166,578
'16	$1,045,979	$1,119,206	$1,094,081
'16	$1,134,361	$1,169,293	$1,191,967
'16	$1,144,847	$1,192,110	$1,208,226
'17	$1,171,812	$1,214,548	$1,227,844
'17	$1,198,776	$1,259,719	$1,257,952
'17	$1,205,891	$1,260,576	$1,272,852
'17	$1,217,875	$1,273,938	$1,296,294
'17	$1,207,389	$1,286,975	$1,284,505
'17	$1,244,839	$1,298,589	$1,328,716
'17	$1,261,692	$1,323,074	$1,340,026
'17	$1,271,429	$1,325,623	$1,338,460
'17	$1,325,357	$1,357,952	$1,411,340
'17	$1,333,596	$1,387,585	$1,433,206
'17	$1,378,161	$1,429,719	$1,474,354
'17	$1,385,803	$1,444,009	$1,476,052
'18	$1,449,787	$1,520,124	$1,533,591
'18	$1,372,538	$1,464,093	$1,489,927
'18	$1,380,731	$1,434,703	$1,509,991
'18	$1,372,538	$1,440,156	$1,511,469
'18	$1,441,594	$1,480,812	$1,606,633
'18	$1,456,030	$1,490,496	$1,619,204
'18	$1,470,465	$1,539,959	$1,647,041
'18	$1,552,786	$1,594,039	$1,749,582
'18	$1,525,086	$1,596,678	$1,708,636
'18	$1,335,474	$1,479,110	$1,492,431
'18	$1,367,856	$1,508,735	$1,515,777
'18	$1,202,638	$1,368,318	$1,338,661
'19	$1,330,548	$1,485,766	$1,493,253
'19	$1,386,715	$1,538,019	$1,589,686
'19	$1,366,419	$1,560,477	$1,568,172
'19	$1,409,371	$1,622,790	$1,615,926
'19	$1,307,420	$1,517,776	$1,496,039
'19	$1,394,739	$1,624,380	$1,611,266
'19	$1,408,427	$1,648,526	$1,627,014
'19	$1,344,236	$1,614,920	$1,556,804
'19	$1,348,956	$1,643,263	$1,544,026
'19	$1,380,579	$1,678,637	$1,587,962
'19	$1,430,610	$1,742,445	$1,681,427
'19	$1,457,042	$1,792,756	$1,719,957
'20	$1,440,050	$1,790,798	$1,701,020
'20	$1,328,188	$1,644,180	$1,578,209
'20	$1,047,824	$1,418,076	$1,276,811
'20	$1,198,390	$1,605,886	$1,466,984
'20	$1,326,300	$1,691,766	$1,605,611
'20	$1,365,475	$1,730,443	$1,667,313
'20	$1,440,050	$1,828,703	$1,724,610
'20	$1,517,457	$1,961,182	$1,825,780
'20	$1,485,833	$1,889,773	$1,786,659
'20	$1,525,009	$1,848,986	$1,800,235
'20	$1,722,302	$2,073,921	$2,117,679
'20	$1,859,652	$2,167,223	$2,315,618
'21	$1,912,043	$2,157,583	$2,427,264
'21	$1,984,730	$2,225,023	$2,507,407
'21	$1,964,434	$2,304,774	$2,428,510
'21	$2,005,970	$2,423,583	$2,481,460
'21	$1,960,186	$2,434,647	$2,410,590
'21	$2,044,201	$2,494,683	$2,523,646
'21	$2,040,425	$2,536,870	$2,431,730
'21	$2,092,816	$2,609,216	$2,475,925
'21	$2,007,857	$2,492,146	$2,380,995
'21	$2,116,416	$2,660,676	$2,492,486
'21	$2,016,825	$2,620,177	$2,370,754
'21	$2,099,789	$2,723,356	$2,381,260
'22	$1,843,540	$2,563,124	$2,062,103
'22	$1,843,540	$2,498,561	$2,071,100
'22	$1,846,134	$2,579,605	$2,080,569
'22	$1,667,693	$2,348,105	$1,825,298
'22	$1,636,051	$2,344,957	$1,790,829
'22	$1,505,852	$2,148,781	$1,679,969
'22	$1,643,832	$2,350,375	$1,868,062
'22	$1,591,960	$2,262,661	$1,850,504
'22	$1,461,760	$2,052,846	$1,684,032
'22	$1,572,767	$2,221,192	$1,843,883
'22	$1,614,783	$2,337,130	$1,873,906
'22	$1,557,372	$2,200,283	$1,753,619
'23	$1,680,733	$2,351,822	$1,928,055
'23	$1,656,790	$2,296,853	$1,907,169
'23	$1,612,546	$2,358,269	$1,860,111
'23	$1,585,479	$2,383,395	$1,838,500
'23	$1,557,892	$2,392,668	$1,838,831
'23	$1,707,800	$2,556,052	$1,991,296
'23	$1,755,687	$2,647,678	$2,084,395
'23	$1,699,472	$2,596,568	$1,975,891
'23	$1,601,095	$2,472,882	$1,845,560
'23	$1,517,813	$2,407,329	$1,703,228
'23	$1,628,682	$2,631,808	$1,858,287
'23	$1,789,847	$2,771,404	$2,080,817
'24	$1,760,470	$2,802,119	$2,014,086
'24	$1,834,960	$2,953,799	$2,177,681
'24	$1,912,072	$3,049,081	$2,238,581
'24	$1,766,765	$2,914,916	$2,066,213
'24	$1,852,271	$3,052,637	$2,176,861
'24	$1,835,485	$3,147,139	$2,173,233
'24	$1,984,464	$3,205,641	$2,351,136
'24	$1,942,498	$3,275,424	$2,325,103
'24	$1,964,005	$3,343,179	$2,356,004

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	22.67%	7.80%	6.98%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2000® Growth Index	27.66%	8.82%	8.95%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 287,532,202
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 1,800,271
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	287,532,202
Number of Portfolio Holdings	101
Portfolio Turnover Rate (%)	4
Total Net Advisory Fees Paid ($)	1,800,271

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	96%
Cash Equivalents	4%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	22%
Health Care	21%
Industrials	20%
Consumer Discretionary	10%
Financials	8%
Consumer Staples	5%
Materials	4%
Energy	3%
Real Estate	3%
Utilities	0%

Ten Largest Equity Holdings

Holdings	28.9% of Net Assets
Builders FirstSource, Inc.	3.3%
RadNet, Inc.	3.3%
Varonis Systems, Inc.	3.3%
Casey's General Stores, Inc.	3.0%
Agilysys, Inc.	3.0%
Stride, Inc.	2.8%
The Brink's Co.	2.7%
Eagle Materials, Inc.	2.6%
Rush Enterprises, Inc.	2.5%
Maximus, Inc.	2.4%

Material Fund Change [Text Block]